Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair value of derivative instruments
Notional amount	51,055.1	52,435.7
Positive replacement value (PRV)	629.5	578.6
Negative replacement value (NRV)	632.4	584.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years 0 months 0 days
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,980.3	52,327.3
Positive replacement value (PRV)	626.9	575.5
Negative replacement value (NRV)	630.7	583.9
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44,019.6	45,382.0
Positive replacement value (PRV)	470.3	446.7
Negative replacement value (NRV)	461.5	441.5
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	11,940.2	9,366.2
Positive replacement value (PRV)	5.3	2.5
Negative replacement value (NRV)	5.6	2.6
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	26,379.0	30,589.6
Positive replacement value (PRV)	398.6	399.6
Negative replacement value (NRV)	391.9	393.8
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,582.9	3,889.5
Positive replacement value (PRV)	66.2	44.3
Negative replacement value (NRV)	63.9	44.9
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,528.4	830.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	589.1	705.9
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,603.4	4,350.0
Positive replacement value (PRV)	89.5	61.3
Negative replacement value (NRV)	102.3	72.5
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,132.9	2,098.0
Positive replacement value (PRV)	32.2	21.6
Negative replacement value (NRV)	33.4	21.5
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,430.9	1,382.1
Positive replacement value (PRV)	40.0	28.9
Negative replacement value (NRV)	51.0	39.2
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,008.4	815.6
Positive replacement value (PRV)	17.2	10.7
Negative replacement value (NRV)	17.7	11.6
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	23.3	48.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	7.9	5.5
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.2
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,287.5	1,483.3
Positive replacement value (PRV)	27.0	26.8
Negative replacement value (NRV)	26.2	27.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	947.6	932.2
Positive replacement value (PRV)	30.4	35.3
Negative replacement value (NRV)	31.0	37.2
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	4.2	4.0
Positive replacement value (PRV)	0.7	0.7
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	289.3	236.1
Positive replacement value (PRV)	6.2	5.4
Negative replacement value (NRV)	6.7	7.9
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	236.8	225.3
Positive replacement value (PRV)	10.8	12.2
Negative replacement value (NRV)	9.9	12.0
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	46.4	50.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	370.9	416.2
Positive replacement value (PRV)	12.7	17.0
Negative replacement value (NRV)	14.3	17.2
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	122.2	179.8
Positive replacement value (PRV)	9.7	5.4
Negative replacement value (NRV)	9.7	5.5
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	17.8	19.2
Positive replacement value (PRV)	0.9	0.7
Negative replacement value (NRV)	0.9	1.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	44.4	45.4
Positive replacement value (PRV)	6.7	2.9
Negative replacement value (NRV)	6.6	2.5
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	44.6	35.2
Positive replacement value (PRV)	1.7	1.1
Negative replacement value (NRV)	1.8	1.0
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	13.3	31.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.1	48.9
Positive replacement value (PRV)	0.4	0.7
Negative replacement value (NRV)	0.4	0.9
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	74.8	108.4
Positive replacement value (PRV)	2.6	3.1
Negative replacement value (NRV)	1.7	0.8
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	51.1	68.5
Positive replacement value (PRV)	2.6	2.8
Negative replacement value (NRV)	1.3	0.7
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	51.1	68.5
Positive replacement value (PRV)	2.6	2.8
Negative replacement value (NRV)	1.3	0.7
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	23.7	39.9
Positive replacement value (PRV)	0	0.3
Negative replacement value (NRV)	0.4	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	14.2	30.5
Positive replacement value (PRV)	0	0.3
Negative replacement value (NRV)	0.3	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.5	9.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0.1	0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank
Fair value of derivative instruments
Notional amount	51,055.0	52,436.6
Positive replacement value (PRV)	629.8	578.7
Negative replacement value (NRV)	632.7	584.6
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years 0 months 0 days
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,984.8	52,333.0
Positive replacement value (PRV)	627.3	575.7
Negative replacement value (NRV)	631.2	583.9
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44,022.6	45,386.0
Positive replacement value (PRV)	470.4	446.7
Negative replacement value (NRV)	461.5	441.3
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	11,940.2	9,366.2
Positive replacement value (PRV)	5.3	2.5
Negative replacement value (NRV)	5.6	2.6
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	26,382.0	30,593.6
Positive replacement value (PRV)	398.7	399.6
Negative replacement value (NRV)	392.0	393.6
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,582.9	3,889.5
Positive replacement value (PRV)	66.2	44.3
Negative replacement value (NRV)	63.8	44.9
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,528.4	830.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	589.1	705.9
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,604.0	4,351.3
Positive replacement value (PRV)	89.5	61.3
Negative replacement value (NRV)	102.3	72.5
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,133.5	2,098.6
Positive replacement value (PRV)	32.2	21.6
Negative replacement value (NRV)	33.4	21.5
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,430.9	1,382.8
Positive replacement value (PRV)	40.0	28.9
Negative replacement value (NRV)	51.0	39.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,008.4	815.6
Positive replacement value (PRV)	17.2	10.7
Negative replacement value (NRV)	17.7	11.6
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	23.3	48.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	7.9	5.5
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.2
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,287.5	1,483.3
Positive replacement value (PRV)	27.0	26.8
Negative replacement value (NRV)	26.2	27.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	948.5	932.6
Positive replacement value (PRV)	30.7	35.5
Negative replacement value (NRV)	31.5	37.4
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	4.2	4.0
Positive replacement value (PRV)	0.7	0.7
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	289.3	236.1
Positive replacement value (PRV)	6.2	5.4
Negative replacement value (NRV)	6.7	8.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	237.7	225.7
Positive replacement value (PRV)	11.1	12.4
Negative replacement value (NRV)	10.4	12.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	46.4	50.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	370.9	416.2
Positive replacement value (PRV)	12.7	17.0
Negative replacement value (NRV)	14.3	17.2
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	122.2	179.8
Positive replacement value (PRV)	9.7	5.4
Negative replacement value (NRV)	9.7	5.5
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	17.8	19.2
Positive replacement value (PRV)	0.9	0.7
Negative replacement value (NRV)	0.9	1.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	44.4	45.5
Positive replacement value (PRV)	6.7	2.9
Negative replacement value (NRV)	6.6	2.5
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	44.6	35.1
Positive replacement value (PRV)	1.7	1.1
Negative replacement value (NRV)	1.8	1.0
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	13.3	31.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.1	48.9
Positive replacement value (PRV)	0.4	0.7
Negative replacement value (NRV)	0.4	0.9
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	70.2	103.6
Positive replacement value (PRV)	2.5	3.0
Negative replacement value (NRV)	1.5	0.7
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	46.5	63.7
Positive replacement value (PRV)	2.5	2.7
Negative replacement value (NRV)	1.1	0.6
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	46.5	63.7
Positive replacement value (PRV)	2.5	2.7
Negative replacement value (NRV)	1.1	0.6
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	23.7	39.9
Positive replacement value (PRV)	0	0.3
Negative replacement value (NRV)	0.4	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	14.2	30.5
Positive replacement value (PRV)	0	0.3
Negative replacement value (NRV)	0.3	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.5	9.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0.1	0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0